ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
SCHEDULE OF PROFORMA FOR BUSINESS ACQUISITION
	For the year ended December 31, 2021	For the year ended December 31, 2020
Revenues	$2,748,262	$1,397,940
Net income (loss)	$(6,505,299)	$(1,284,804)
Net income (loss) per share	$(1.68)	$(0.40)

Rohuma, LLC [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS ACQUISITION

The Company acquired the assets and liabilities noted below in exchange for the shares noted herein and accounted for the acquisition in accordance with ASC 805.

Cash	$6,027
Accounts receivables, net	4,179
Prepaid expenses and other current assets	8,943
Fixed assets	4,512
Investment	1,440
Accounts payable and accrued expenses	(58,153)
Accrued duties and taxes	(2,688)
Cash overdraft	(2,980)
Debt- related parties	(37,776)
Debt	(10,000)
$(86,496)

MIMO Technologies PVT Ltd [Member]
Business Acquisition [Line Items]
SCHEDULE OF BUSINESS ACQUISITION

The Company acquired the assets and liabilities noted below in exchange for the warrants noted herein and accounted for the acquisition in accordance with ASC 805.

Cash	$43,851
Accounts receivables, net	58,692
Prepaid expenses and other current assets	272,872
Fixed assets	153,186
Intellectual property	508,669
Tradenames	169,556
Accounts payable and accrued expenses	(708,833)
Accrued payroll and related taxes	(104,750)
Accrued duties and taxes	(28,213)
Comprehensive income	(42,735)
Debt – related parties	(343,118)
Debt	(236,712)
$(257,535)